STOCK-BASED COMPENSATION (Schedule of Nonvested Option Activity) (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Number of Non-vested options
Outstanding, Beginning Balance | shares	233,500
Granted | shares
Vested | shares	(73,250)
Forfeited | shares
Outstanding, Ending Balance | shares	160,250
Weighted Average Exercise Price
Outstanding, Beginning Balance | $ / shares	$ 0.01
Granted | $ / shares
Vested | $ / shares
Forfeited | $ / shares
Outstanding, Ending Balance | $ / shares	$ 0.01